Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Cash and cash equivalents, for the purpose of presenting the consolidated statement of cash flows
Cash and cash equivalents per consolidated balance sheet	$ 279,681	$ 287,545
Less: Margin accounts held with brokers	(47,781)	(125,508)
Cash and cash equivalents per consolidated statement of cash flows	$ 231,900	$ 162,037	$ 225,396	$ 129,647